INVENTORY (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
CBD Energy Water	$ 174,798	$ 107,719	$ 2,359
Hemp Energy Drink	408,135	393,021	63,974
Storm CBD Water	25,141	41,760
Merchandise and Apparel	12,481	26,304	1,184
Unfilled Cans		86,459
Miscellaneous Beverages	45,253
Other Inventory	25,904	31,659
Point of Sale Inventory	19,229
Total Inventory	$ 710,941	$ 686,922	$ 67,517